Government grants (Tables)	12 Months Ended
Dec. 31, 2023
Government grants
Government Grants
	For the years ended December 31,
	2023	2022	2021
CEWS	$-	$-	$226,607
CERS	-	-	188,983
NRC IRAP	-	-	50,000
Government grants recognized	-	-	465,590